Summary of Significant Accounting Policies - Schedule of Revenues and Receivable Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue Goods Net [Member]
Concentration risk percentage	50.00%	55.00%
Accounts Receivable [Member]
Concentration risk percentage	38.00%	47.00%
Customer A [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	20.00%	15.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration risk percentage	18.00%	0.00%
Customer B [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	13.00%	20.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%	35.00%
Customer C [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	9.00%	11.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration risk percentage	9.00%	12.00%
Customer D [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	8.00%	9.00%